Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies
At December 31, 2024, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

					For U.S dollars		For Canadian dollars			For euros
Buy (sell)	Peso amount	Weighted average rate	Canadian amount	Weighted average rate	euro amount	Weighted average rate	US dollar amount	Weighted average rate	US dollar amount	Weighted average rate
2025	12,117	0.050	1,237	0.747	197	1.083	180	1.364	160	0.911
2025	(60)	18.703	(245)	1.364	(146)	0.911	(924)	0.747	(214)	1.083
2026	6,803	0.049	602	0.751	146	1.109	58	1.346	73	0.896
2026	—	—	(77)	1.346	(66)	0.896	(453)	0.751	(162)	1.109
2027	3,521	0.046	313	0.749	98	1.119	28	1.341	51	0.890
2027	(34)	22.566	(37)	1.341	(45)	0.890	(234)	0.749	(110)	1.119
2028	—	—	114	0.756	10	1.145	10	1.323	31	0.887
2028	—	—	(13)	1.323	(27)	0.887	(86)	0.756	(12)	1.145
2029	—	—	—	—	(7)	0.884	—	—	8	0.884
	22,347		1,894		160		(1,421)		(175)

Schedule of Company's Financial Assets and Liabilities
[b]	Financial assets and liabilities
The Company’s financial assets and liabilities consist of the following:

	2024	2023

Financial assets
Cash and cash equivalents	$1,247	$1,198
Accounts receivable	7,376	7,881
Warrants and public and private equity investments	220	264
Debt investments	31	22
Long-term receivables included in other assets [note 14]	260	321
	$9,134	$9,686

Financial liabilities
Short-term borrowing	$271	$511
Long-term debt (including portion due within one year)	4,842	4,994
Operating lease liability	1,955	1,718
Accounts payable	7,194	7,842
	$14,262	$15,065

Foreign currency contracts designated as effective hedges, measured at fair value
Prepaid expenses	$33	$78
Other assets	10	4
Other accrued liabilities	(107)	(13)
Other long-term liabilities	(83)	(8)
	$(147)	$61

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements	The following table summarizes the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts

December 31, 2024
Assets	$ 43	$ 37	$6
Liabilities	$ (190)	$ (37)	$(153)

December 31, 2023
Assets	$ 82	$ 7	$75
Liabilities	$ (20)	$ (7)	$(13)

Supplier Finance Program

	2024	2023

Balance, beginning of year	$132	$135
Amounts settled	(172)	(106)
Amounts added to the program	126	103
Balance, end of year	$86	$132